UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net income (loss)	$ 268	$ 244
Adjusted for the following items:
Equity accounted earnings, net of distributions	71	36
Impairment expense (reversal), net	(10)	7
Depreciation and amortization expense	1,617	1,807
Gain on acquisitions/dispositions, net	(99)	(168)
Provisions and other items	(231)	(608)
Deferred income tax expense (recovery)	(344)	(284)
Changes in non-cash working capital, net	(849)	(474)
Cash from (used in) operating activities	423	560
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the partnership	5,057	7,376
Repayment of non-recourse subsidiary borrowings of the partnership	(4,561)	(7,065)
Proceeds from corporate borrowings	665	270
Repayment of corporate borrowings	(215)	(380)
Proceeds from other financing	155	53
Repayment of other financing	(71)	(73)
Proceeds from (repayment of) other credit facilities, net	(50)	(63)
Lease liability repayment	(166)	(194)
Capital provided by others who have interests in operating subsidiaries	96	1,439
Distributions to limited partners, Redemption-Exchange unitholders and BBUC exchangeable shareholders	(27)	(28)
Distributions to preferred securities holders	(26)	(48)
Distributions and capital paid to others who have interests in operating subsidiaries	(327)	(1,389)
Cash from (used in) financing activities	530	(102)
Acquisitions
Subsidiaries, net of cash acquired	(84)	(517)
Property, plant and equipment and intangible assets	(1,257)	(991)
Equity accounted investments	(21)	(8)
Financial assets and other	(1,548)	(1,332)
Dispositions
Subsidiaries, net of cash disposed	168	771
Property, plant and equipment and intangible assets	13	45
Financial assets and other	1,631	1,689
Net settlement of derivative assets and liabilities	7	(33)
Restricted cash and deposits	7	39
Cash from (used in) investing activities	(1,084)	(337)
Cash and cash equivalents
Change during the period	(131)	121
Balance, beginning of year	3,252	2,870
Balance, end of period	2,959	3,022
Supplemental Cash Flow Information [Abstract]
Impact of foreign exchange	(162)	70
Net change in cash classified within assets held for sale	$ 0	$ (39)